SEGMENTED INFORMATION - Disclosure of detailed information about property and equipment by location (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Property and equipment	$ 850	$ 746
Sweden [Member]
Disclosure of operating segments [line items]
Property and equipment	141	58
U.S.A. [Member]
Disclosure of operating segments [line items]
Property and equipment	$ 709	$ 688